COMMITMENTS	12 Months Ended
Dec. 31, 2019
Disclosure of commitments [Abstract]
COMMITMENTS
NOTE 17 – COMMITMENTS

(1)
Under the Telegraph Regulations the Company is committed to pay an annual fixed fee for each frequency used. For the years 2017, 2018 and 2019 the Company recorded expenses in a total amount of approximately NIS 63 million, NIS 76 million and NIS 79 million, respectively. Under the above Regulations should the Company choose to return a frequency, such payment is no longer due. Commencing August 2016, the total amount of frequency fees of both the Company and Hot Mobile under the regulations are divided between the Company and Hot Mobile, through PHI ,according to the OPEX-CAPEX mechanism (see also note 9).

(2)	At December 31, 2019, the Group is committed to acquire property and equipment and software elements for approximately NIS 36 million.

(3)	At December 31, 2019, the Group is committed to acquire inventory in an amount of approximately NIS 136 million.

(4)	Right of Use (ROU)

The Group signed long-term agreements with service providers to receive indefeasible Rights of Use (ROU) of international capacities through submarine infrastructures (see note 12), most extendable until 2030. As of December 31, 2019, the Group is committed to pay for capacities over the following years an amount of NIS 153 million (excluding maintenance fees) as follows:

New Israeli Shekels in millions
2020	51
2021	49
2022	47
2023	6
153

In addition, under the terms of the ROU agreements, as of December 31, 2019 the Group is committed to pay annual maintenance fees during the usage period. The total aggregated expected maintenance fee for the years 2020 to 2023 is approximately NIS 23 million. Some payments under the ROU agreements are linked to the USD.

(5)	Liens and guarantees

As of December 31, 2019, the Group has provided bank guarantees in respect of licenses (see note 1(c)) in an amount of NIS 89 million, in addition to bank guarantees in favor of other parties in an aggregate amount of approximately NIS 22 million. Therefore, the total bank guarantees provided by the Group as of December 31, 2019 is NIS 111 million. In addition, the Company provided a guarantee to PHI's credit facility in an amount of NIS 50 million. PHI's credit facility is not used as at December 31, 2019 (see also notes 9 and 15).

(6)	Covenants and negative pledge – see note 15(6).

(7)	See note 15(4) with respect of notes payable issuance commitments.

(8)	Operating leases – see note 19.

(9)	See note 9 with respect to network sharing and PHI's commitments.